Quarterly Results (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended														12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 70,315		$ 70,168		$ 70,804		$ 71,565	$ 70,883	$ 69,271		$ 69,376		$ 69,815		$ 282,852		$ 279,345	$ 269,150
Operating income	27,890	[1],[2]	34,892	[3]	33,198	[1]	36,700	36,445	35,002		33,729		35,229		132,680		140,405	132,317
Net income	1,635	[1],[2]	7,204	[3]	6,755	[1]	9,803	9,195	12,952	[4]	14,927	[5]	16,735	[5]	25,397		53,809	30,430
Basic and diluted net income per common share (in dollars per share)	$ 0.01		$ 0.03		$ 0.03		$ 0.05	$ 0.04	$ 0.06		$ 0.07		$ 0.08		$ 0.12		$ 0.26	$ 0.15
Distributions declared per common share (in dollars per share)	$ 0.15		$ 0.16		$ 0.16		$ 0.16	$ 0.16	$ 0.16		$ 0.16		$ 0.15
Gain on sale of marketable securities											7,700		7,900		0		15,587	0
Gain on sale of unconsolidated joint venture interests									5,100						0		5,162	0
Impairment of real estate assets	3,700				2,000										5,742		0	4,500
Impairment of joint venture investment			1,200												1,156	[6]	0	0
Merger related expenses	$ 3,900														$ 5,847		$ 0	$ 0

[1]	Operating and net income for the second and fourth quarters of 2012 include impairments of real estate assets of $2.0 million and $3.7 million, respectively.
[2]	Operating and net income for the fourth quarter of 2012 include Merger related expenses of $3.9 million.
[3]	Operating and net income for the third quarter of 2012 include an impairment of the investment in unconsolidated joint venture of $1.2 million.
[4]	Net income for the third quarter of 2011 includes a gain on the sale of unconsolidated joint venture interest of $5.1 million.
[5]	Net income for the first and second quarters of 2011 includes a gain on the sale of marketable securities of $7.9 million and $7.7 million, respectively.
[6]	The Company sold its interest in its unconsolidated joint venture on September 28, 2012, as discussed in Note 2 to these consolidated financial statements.